Operating expenses	12 Months Ended
Jun. 30, 2019
Operating expenses
Operating expenses

5 Operating expenses

	2019	2018	2017
	£’000	£’000	£’000
Employee benefit expenses (note 7)	(332,356)	(295,935)	(263,464)
Operating lease costs	(1,974)	(1,785)	(2,316)
Auditors’ remuneration: audit of parent company and consolidated financial statements	(28)	(28)	(27)
Auditors’ remuneration: audit of the Company’s subsidiaries	(489)	(472)	(476)
Auditors’ remuneration: tax compliance services	(160)	(212)	(392)
Auditors’ remuneration: other services	(45)	(184)	(456)
Foreign exchange gains/(losses) on operating activities	76	(994)	(2,646)
Gain/(loss) on disposal of property, plant and equipment	—	81	(43)
Depreciation—property, plant and equipment (note 13)	(11,569)	(10,625)	(10,106)
Depreciation—investment properties (note 14)	(157)	(130)	(122)
Impairment—investment properties (note 14)	(1,124)	—	—
Amortization (note 15)	(129,154)	(138,380)	(124,434)
Sponsorship, other commercial and broadcasting costs	(23,092)	(25,907)	(28,491)
External matchday costs	(20,317)	(24,193)	(26,892)
Property costs	(21,211)	(21,620)	(19,329)
Other operating expenses (individually less than £10,000,000)	(41,737)	(41,705)	(36,874)
Exceptional items (note 6)	(19,599)	(1,917)	4,753
	(602,936)	(564,006)	(511,315)